Subsequent Events - Additional Information (Details) - USD ($)		3 Months Ended
	Mar. 17, 2021	Mar. 31, 2021
Sponsor Support Agreement
Subsequent Event [Line Items]
Vesting period		5 years
Weighted average price of stock		$ 12.00
Trading days		20 days
Consecutive trading days		30 days
Merger Agreement | OfferPad, Inc.
Subsequent Event [Line Items]
Aggregate equity consideration		$ 2,250,000,000
Subsequent Event | Supernova Class A Common Stock | Private Placement | PIPE Investors
Subsequent Event [Line Items]
Number of shares committed to purchase in private placement	20,000,000
Purchase price per share	$ 10.00
Aggregate purchase price	$ 200,000,000
Subsequent Event | Sponsor Support Agreement
Subsequent Event [Line Items]
Vesting period	5 years
Weighted average price of stock	$ 12.00
Trading days	20 days
Consecutive trading days	30 days
Subsequent Event | Sponsor Support Agreement | Class B Common Stock
Subsequent Event [Line Items]
Sale of stock, percentage of shares of common stock issued	20.00%
Subsequent Event | Merger Agreement | OfferPad, Inc.
Subsequent Event [Line Items]
Aggregate equity consideration	$ 2,250,000,000